Trade receivables - Allowance for expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Business combinations			R$ (5,333)
Trade receivable | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the year	R$ (113,934)	R$ (102,128)	(79,659)
Write-off of uncollectible receivables	89,481	98,883	59,704
Reversal	19,242	16,868	23,752
Allowance for expected credit losses	(206,775)	(127,557)	(100,592)
At the end of the year	R$ (211,986)	R$ (113,934)	R$ (102,128)